EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Components (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 31,520,416	$ 30,821,659	$ 39,471,647
Balance	33,162,918	31,520,416	30,821,659
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(426,398)	(988,925)	2,173,950
Current period change	860,230	655,171	(1,733,550)
Realization of OCI to P&L of discontinued operation			(1,429,325)
Realization of OCI	(114,097)	(92,644)
Balance	319,735	(426,398)	(988,925)
AOCI related to foreign currency translation differences from hedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	124,506	161,023	235,032
Current period change	14,706	(36,517)	(266,716)
Realization of OCI to P&L of discontinued operation			192,707
Balance	139,212	124,506	161,023
AOCI related to revaluation investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Balance	17,518	19,481	19,020
Current period change	16,935	557	461
Realization of OCI	(194)	(2,520)
Balance	34,259	17,518	19,481
AOCI related to cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(30,381)	5,542	7,938
Current period change	57,474	(47,793)	(2,396)
Realization of OCI	(2,393)	11,870
Balance	24,700	(30,381)	5,542
AOCI related to foreign currency translation differences from unhedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(121,039)	288,632	(1,067,581)
Current period change	247,019	(409,671)	90,619
Realization of OCI to P&L of discontinued operation			1,265,594
Balance	125,980	(121,039)	288,632
AOCI related to debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(1,177,560)	(2,973,226)	(785,731)
Current period change	12,911	1,898,441	(2,088,548)
Realization of OCI to P&L of discontinued operation			(98,947)
Realization of OCI	(125,603)	(102,775)
Balance	(1,290,252)	(1,177,560)	(2,973,226)
AOCI related to equity securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	522,771	366,388	805,538
Current period change	302,346	151,517	(439,150)
Realization of OCI	(849)	4,866
Balance	824,268	522,771	366,388
Investments in associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Balance	160,336	196,228	114,498
Current period change	15,329	(35,892)	66,366
Realization of OCI to P&L of discontinued operation			15,364
Balance	175,665	160,336	196,228
Actuarial Gains Losses From Defined Benefit Pension Plan
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(83,994)	(27,670)	(123,489)
Current period change	(39,312)	(51,763)	95,819
Realization of OCI	21,573	(4,561)
Balance	(101,733)	(83,994)	(27,670)
Income tax relating to OCI
Disclosure of analysis of other comprehensive income by item [line items]
Balance	161,445	974,677	2,968,725
Current period change	232,822	(813,708)	809,995
Realization of OCI to P&L of discontinued operation			(2,804,043)
Realization of OCI	(6,631)	476
Balance	$ 387,636	$ 161,445	$ 974,677